--------------------------------------------------------------------------------

                      IMPERIAL SPECIAL INVESTMENTS, INC.




                              Semi-Annual Report

                                 June 30, 2000







--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

        Financial Statements of Imperial Special Investments, Inc.

                                                                       Page
                                                                       ----
                Portfolio of Investments                                 1
                Statement of Assets and Liabilities                      3
                Statement of Operations                                  4
                Statement of Changes in Net Assets                       5
                Statement of Cash Flows                                  6
                Financial Highlights                                     7
                Notes to Financial Statements                            8

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

                      IMPERIAL SPECIAL INVESTMENTS, INC.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of June 30, 2000
--------------------------------------------------------------------------------

Investment Securities:
   U.S. Government Agencies: 4.35% of net assets

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Date                Coupon        Par                Market
CUSIP                              Description                      Issued    Maturity   Rate %       Value               Value
------------------------------------------------------------------------------------------------------------------------------------
3134A2T32            FED HOME LOAN MTG                             01/19/99   01/19/01    5.250    $  5,000,000       $    4,959,375
3133M7NV4            FED HOME LOAN BANK                            02/23/99   02/23/01    5.180       5,000,000            4,946,875
31331HWJ2            FED FARM CREDIT BANK NOTE                     04/01/99   04/02/01    5.125       5,000,000            4,928,125
31364GK32            FNMA                                          04/23/99   04/24/01    5.300       5,000,000            4,930,469
31364GQ36            FNMA                                          05/12/99   05/15/01    5.440      10,000,000            9,864,063
31364GR27            FNMA MED TERM NOTE                            05/14/99   05/15/01    5.440       5,000,000            4,932,031
3133M9DV1            FED HOME LOAN BANK                            07/09/99   07/09/01    6.045       5,000,000            4,956,250
3133M9DV1            FED HOME LOAN BANK                            07/09/99   07/09/01    6.045       5,000,000            4,956,250
31364G2P3            FNMA                                          07/13/99   07/17/01    6.000       5,000,000            4,949,219
31364G4R7            FNMA                                          08/06/99   08/06/01    6.030       5,000,000            4,948,437
3133M9F49            FED HM LN BK BD - FHLB                        07/15/99   08/15/01    5.875       5,000,000            4,932,812
3133M9F49            FED HM LN BK BD - FHLB                        07/15/99   08/15/01    5.875       5,000,000            4,932,812
31364G5D7            FNMA MED TERM NOTE                            08/20/99   08/20/01    6.230       5,000,000            4,957,813
31364GYN3            FNMA                                          03/15/99   09/17/01    5.650       5,000,000            4,916,407
31331HG35            FED FARM CREDIT BANK-FFCB                     10/05/99   10/01/01    6.000       5,000,000            4,936,719
3133MAT74            FED HOME LOAN BANK NOTE                       02/09/00   02/15/02    6.750       5,000,000            4,920,313
3133MAT74            FED HOME LOAN BANK NOTE                       02/09/00   02/15/02    6.750       5,000,000            4,920,313
31359MEN9            FED NTL MTG ASSN-FNMA                         03/08/99   03/15/02    5.375      10,000,000            9,715,625
3133M8LG7            FED HOME LOAN BANK NOTE                       04/23/99   04/25/02    5.250       5,000,000            4,832,813
3134A3RE8            FED HOME LOAN MORTGAGE CORP                   05/14/99   05/15/02    5.500      10,000,000            9,706,250
3134A3RE8            FED HOME LOAN MORTGAGE CORP                   05/14/99   05/15/02    5.500      10,000,000            9,706,250
31364GT41            FNMA MED TERM NOTE                            06/07/99   06/07/02    6.010      10,000,000            9,773,438
                                                                                                   ------------       --------------
22 Total             Total U.S. Government Agencies (cost: $133,966,157)                           $135,000,000       $  132,622,659
                                                                                                   ------------       --------------
   U.S. Government Guaranteed Notes - SBA: 8.05% of net assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Date                Coupon        Par                Market
CUSIP                              Description                      Issued    Maturity   Rate %       Value               Value
------------------------------------------------------------------------------------------------------------------------------------
83164FMX9            SBA ADJ RATE;MO;P-2.25                        03/01/00   02/25/10    7.250    $ 11,014,941       $   11,014,941
83164FLK8            SBA ADJ RATE;QT;-2.15                         01/01/00   05/25/11    6.850       1,002,807            1,005,313
83164FPF5            SBA ADJ RATE;QT;P-2.25                        04/01/00   03/25/12    6.750      34,612,289           34,612,289
83164FKQ6            SBA ADJ RATE;QT;-2.15                         12/01/99   07/25/15    6.850       3,968,228            3,978,148
83164FN34            SBA ADJ RATE;MO;P-2.25                        03/01/00   01/25/17    7.250      13,368,314           13,368,314
83164FPG3            SBA ADJ RATE;QT;P-2.25                        04/01/00   02/25/17    6.750       9,839,478            9,839,478
83164FGV0            SBA ADJ RATE;QT;-2.15                         09/01/99   01/25/19    6.850       3,021,443            3,028,996
83164DQD4            SBA ADJ RATE;QT;P-2.375                       11/01/95   11/25/20    6.625       5,784,391            5,755,470
83164ESB4            SBA ADJ RATE;QT;-2.625                        04/01/98   04/25/23    6.375       1,999,435            1,969,444
83164E2F3            SBA ADJ RATE;QT;P-2.50                        01/01/99   01/25/24    6.500      18,990,026           18,800,126
83164FA38            SBA ADJ RATE;MO;P-1.375                       05/01/99   02/25/24    8.125      18,728,991           19,138,781
83164FGU2            SBA ADJ RATE;QT;P-2.15                        09/01/99   09/25/24    6.850       4,727,199            4,739,017
83164FLM4            SBA ADJ RATE;QT;-2.15                         01/01/00   11/25/24    6.850       6,019,286            6,034,334
83164FM43            SBA ADJ RATE;QT;P-2.375                       03/01/00   12/25/24    6.625      12,219,644           12,158,546
83164FM50            SBA ADJ RATE;MO;P-2.25                        03/01/00   01/25/25    7.250      22,343,986           22,343,986
83164FPW8            SBA ADJ RATE;QT;P-2.25                        04/01/00   04/25/25    6.750      47,471,366           47,471,366
83164FRK2            SBA ADJ RATE;QT;P-2.25                        06/01/00   05/25/25    6.750      29,976,777           29,920,571
                                                                                                   ------------       --------------
17 Total             Total U.S. Government Guaranteed Notes - SBA (cost: $245,641,729)             $245,088,601       $  245,179,120
                                                                                                   ------------       --------------

                      IMPERIAL SPECIAL INVESTMENTS, INC.

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PORTFOLIO OF INVESTMENTS as of June 30, 2000
--------------------------------------------------------------------------------

Investment in Imperial Special Holdings, LLC, (87.11% of net assets) (cost: $2,658,804,790) (1)                       $2,653,389,509
Short-term investments-money market account with Imperial Bank (0.24% of net assets) (cost: $7,340,521)                    7,340,521
                                                                                                                      --------------
Total Investments (99.75% of net assets) (cost: $3,045,753,197) (2)                                                    3,038,531,809

Cash and Other Assets in Excess of Liabilities (0.25%)                                                                     7,682,120
                                                                                                                      --------------
   Net Assets (100.00%)                                                                                               $3,046,213,929
                                                                                                                      ==============

       (1) Related party for which Imperial Bank provides management services.

       (2) The tax cost of securities is the same as the cost basis for financial statement purposes.
              Gross unrealized appreciation                                                 $     39,136
              Gross unrealized depreciation                                                   (7,260,524)
                                                                                            ------------
                 Net unrealized depreciation                                                $ (7,221,388)
                                                                                            ============

                       IMPERIAL SPECIAL INVESTMENTS, INC.
------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2000
------------------------------------------------------------------------------------------------------------------------------------

        ASSETS:
        Investments (cost $3,045,753,197)                                                                   $3,038,531,809
        Cash                                                                                                       568,324
        Receivables:
            Accounts receivable - principal paydowns                                                             2,325,032
            Accounts receivable - Imperial Bank                                                                     33,333
            Interest receivable - investments                                                                    4,766,402
                                                                                                           ---------------
               Total assets                                                                                  3,046,224,900
                                                                                                           ---------------
        LIABILITIES:
        Accounts payable                                                                                            10,971
                                                                                                           ---------------
               Total liabilities                                                                                    10,971
                                                                                                           ---------------

        NET ASSETS (equivalent to $101.45 per share, based on 30,025,919 shares
                   of beneficial interest authorized and outstanding, $0.01 par value)                      $3,046,213,929
                                                                                                           ===============
        Net Assets Consist of:
            Par value                                                                                       $      300,259
            Paid in capital                                                                                  3,002,291,601
            Undistributed net investment income                                                                 50,843,457
            Unrealized loss on investments                                                                      (7,221,388)
                                                                                                            --------------
               Net assets                                                                                   $3,046,213,929
                                                                                                           ===============

                See Accompanying Notes to Financial Statements

                      IMPERIAL SPECIAL INVESTMENTS, INC.


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STATEMENT OF OPERATIONS
For the period from May 1, 2000 (commencement of operations) through
June 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $  50,490,491
Dividends                                                                513,452
                                                                   -------------
   Total investment income                                            51,003,943
                                                                   -------------

EXPENSES:
Accounting fees                                                          133,333
Asset custodial fees                                                      11,842
Insurance expense                                                         10,000
Directors' fees                                                            5,000
Miscellaneous Expense                                                        311
                                                                   -------------
   Total expenses                                                        160,486
                                                                   -------------

                                                                   -------------
         Net investment income                                        50,843,457
                                                                   -------------

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS:
Unrealized loss on investments                                        (7,221,388)
                                                                   -------------
         Net increase in net assets resulting from operations      $  43,622,069
                                                                   =============

                See Accompanying Notes to Financial Statements

                      IMPERIAL SPECIAL INVESTMENTS, INC.

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STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       For the period from
                                                                                           May 1, 2000
                                                                                             through
                                                                                          June 30, 2000
                                                                                       -------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                                                  $        50,843,457
Unrealized loss on investments                                                                  (7,221,388)
                                                                                       -------------------
      Net increase in net assets resulting from operations                                      43,622,069
                                                                                       -------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      Distributions from net investment income                                                           -

CAPITAL SHARE TRANSACTIONS:
      Shares issued                                                                          3,002,591,860
      Shares retired                                                                                (1,000)
                                                                                       -------------------
      Net increase from capital share transactions                                           3,002,590,860
                                                                                       -------------------

                                                                                       -------------------
      Total increase in net assets                                                     $     3,046,212,929
                                                                                       -------------------

NET ASSETS:
Beginning of period                                                                                  1,000
                                                                                       -------------------
End of period (including undistributed net investment income of $50,843,457)           $     3,046,213,929
                                                                                       ===================

SUMMARY OF CAPITAL TRANSACTIONS:
Shares issued                                                                                   30,025,919
Shares retired                                                                                         (10)
                                                                                       -------------------
      Net increase in shares outstanding                                                        30,025,909
                                                                                       ===================

      Number of shares at beginning of period                                                           10
                                                                                       -------------------
      Number of shares at end of period                                                         30,025,919
                                                                                       ===================

                See Accompanying Notes to Financial Statements

                      IMPERIAL SPECIAL INVESTMENTS, INC.

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
For the period from May 1, 2000 (commencement of operations) through
June 30, 2000
--------------------------------------------------------------------------------

     Cash Flows From Operating Activities:

         Net investment income                                       $  50,843,457

         Purchase of money market investments                          (37,310,000)
         Redemption of money market investments                         29,969,479
         Purchase of investment securities                             (29,920,571)
         Paydowns on investment securities                                 461,737
         Equity in undistributed earnings of LLC                       (46,778,424)
         Increase in interest receivable                                (2,674,992)
         Increase in accounts receivable                                   (33,333)
         Increase in accounts payable                                       10,971
                                                                     -------------
            Cash flows from operating activities                       (35,431,676)
                                                                     -------------

     Cash Flows From Financing Activities:
         Capital contribution                                           36,000,000
         Redemption of shares                                               (1,000)
                                                                     -------------
            Cash flows from financing activities                        35,999,000
                                                                     -------------

         Net change in cash                                                567,324
         Cash at beginning of period                                         1,000
                                                                     -------------
         Cash at end of period                                       $     568,324
                                                                     =============

                See Accompanying Notes to Financial Statements

                      IMPERIAL SPECIAL INVESTMENTS, INC.

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            For the period from
                                                                                May 1, 2000
                                                                                  through
                                                                               June 30, 2000
                                                                            -------------------
Per Share Operating Performance

Net asset value, beginning of period                                             $    100.00

Net investment income                                                                   1.69

Net realized and unrealized loss on investments                                        (0.24)
                                                                                 -----------

Increase in net asset value from investment operations                                  1.45

Net asset value, end of period                                                   $    101.45
                                                                                 ===========

Total Return

Total investments return at net asset value                                             1.45%

Ratios/Supplemental Data

Net assets, end of period (000's)                                                $ 3,046,214

Ratio to average net assets (1)
        Expenses                                                                        0.03%
        Net investment income                                                          10.10%

Portfolio turnover rate                                                                 0.10%

Shares outstanding at end of period                                               30,025,919

(1)     Annualized.

                See Accompanying Notes to Financial Statements

                      IMPERIAL SPECIAL INVESTMENTS, INC.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2000
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Imperial Special Investments, Inc. (the "Fund") was incorporated under the laws of the State of California on April 24, 2000, and is a non-diversified, closed-end, management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income consistent with preservation of capital. The Fund intends to meet its objective by investing in a portfolio of medium to high quality debt securities which the Manager believes does not involve undue risk to income or principal. Under normal market conditions, the Fund will invest substantially all its assets in
(i) construction and development loans, (ii) mortgage-backed securities, (iii) collateralized mortgage obligations ("CMOs"), (iv) asset-backed securities, (v) corporate debt securities, (vi) U.S. government agency securities, (vii) U.S. Treasury securities, (viii) commercial loans to middle market companies, (ix) fixed and floating rate commercial real estate mortgages, (x) syndicated loans,
(xi) entertainment loans, and (xii) limited liability companies that invest in such obligations.

Imperial Bank (the "Bank"), a state-chartered bank headquartered in Inglewood, California, owns 100% of the voting shares of the Fund. Imperial Bank is a subsidiary of Imperial Bancorp, a financial holding company incorporated in California.

A. Loan and Security Valuation. The Fund will use market quotes to value its investments when the Fund believes that multiple and reliable market quotes are available and reflect current value. Securities, loans and investments in limited liability companies that cannot be valued based on market quotes are to be valued using the Fund's valuation procedures, which ascertain the current value of a security or loan based on fundamental analysis.

     Fair value estimates are based on judgments regarding credit risk, investor expectations of future economic conditions, normal cost of administration of these instruments and other risk characteristics, including interest rate and prepayment risk. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

B. Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code and necessary state taxing authorities applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

C. Security Transactions and Revenue Recognition. Securities transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed.

D. Distributions to Shareholder. The Fund intends to make an annual distribution to its shareholder from net investment income. Net investment income of the Fund consists of all interest and other income accrued on portfolio assets less all expenses of the Fund allocable thereto.

                      IMPERIAL SPECIAL INVESTMENTS, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of June 30, 2000
--------------------------------------------------------------------------------

E. Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of the assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

NOTE 2 - INVESTMENTS

For the two months ended June 30, 2000, the cost of purchase and proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $29,920,571 and $557,497 respectively.

NOTE 3 - MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENTS

The Fund entered into a Fund Accounting Agreement with the Bank for accounting services. The Fund pays the Bank an annual fixed fee of $800,000 in 12 equal monthly installments.

The Fund entered into a Custodian Contract with the Bank for asset custodial services. The Fund agreed to pay the Bank an annual fee calculated at 0.02% of the average daily securities balance. The fee is paid monthly.

NOTE 4 - LOANS

At June 30, 2000, Imperial Special Holdings, LLC's ("LLC") assets consisted of $2.6 billion in loans and $80 million in a money market deposit investment. The loan portfolio is comprised primarily of variable rate medium-term commercial loans. The loans are not concentrated in any specific industry. At June 30, 2000, the Fund was the sole member of the LLC. The following table provides additional information about the LLC's loan portfolio:

                                                        Weighted         Average
                                    Percent             Average         Maturity
                                  of Portfolio           Yield          (Months)
                                  ----------------------------------------------
Commercial loans                      78.05%              9.73%           13.95
Construction loans                    19.08              11.18             6.05
Commercial real estate loans           2.87               9.37            22.47
                                  ----------------------------------------------
                                     100.00%             10.00%           12.66
                                  ==============================================

At June 30, 2000, four commercial loans with a market value of $436,000 were on nonaccrual status.

NOTE 5 - CAPITALIZATION OF THE FUND

On April 28, 2000, an employee of the Bank contributed $1,000 to the Fund in exchange for 10 shares of the Funds which were subsequently redeemed. On May 1, 2000, the Bank contributed $3 billion in assets to the Fund.